Hedging activities and derivatives - Summary of disclosure of derivatives designated as hedging (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Foreign Currency Forward Contracts [Member]
Disclosure Of Derivatives Designated As Hedging [Line Items]
Assets	€ 1,102	€ 580
Liabilities	639	0
Interest rate swap [member]
Disclosure Of Derivatives Designated As Hedging [Line Items]
Assets	1,824	0
Liabilities	€ 0	€ 0